Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 22,221,945	¥ 22,973,137
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	25,301,760	19,030,714
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	16,578,642	17,194,707
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	17,606,520	13,426,554
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	5,643,303	5,778,430
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 7,695,240	¥ 5,604,160